Regan Floating Rate MBS ETF (MBSF) (the “Fund”)

A series of Valued Advisers Trust

Supplement dated September 16, 2024 to the

Statement of Additional Information (“SAI”) of the Fund,

dated February 21, 2024.

At a special meeting of shareholders of Valued Advisers Trust (the “Trust”) held on June 27, 2024, Martin A. Burns and Susan J. Templeton were elected as Independent Trustees of the Trust effective immediately. Effective June 28, 2024, Mark J. Seger retired as an Interested Trustee of the Trust. Information regarding the new Trustees is included below.

Also, at a Special Meeting of the Board of Trustees of the Trust (the “Board”) held on July 10, 2024, the Board approved the appointment of Michael Wittke as the Trust’s Chief Compliance Officer, effective immediately. Information regarding Mr. Wittke is included below. All references to N. Lynn Bowley as Chief Compliance Officer of the Trust are hereby deleted in their entirety from the SAI.

Also, at the Board meeting on July 10, 2024, the Board approved the engagement of DLA Piper as legal counsel to the Trust effective July 26, 2024.

The following table replaces a similar table in the Trustee and Officers section found on page 12 of the SAI:

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
INDEPENDENT TRUSTEES
Martin A. Burns, 67 Independent Trustee Since June 2024	Current: Principal, Owner, and Sole Member, ActioCon LLC (asset management consulting) (since November 2021). Previous: Chief Industry Operations Officer, Investment Company Institute (2015 to 2022).	None.
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Ira P. Cohen, 65 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).

Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019).

Andrea N. Mullins, 57 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).

Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee and Audit Committee Chair, NXG Cushing Midstream Energy Fund (since November 2021).

Susan J. Templeton, 68 Independent Trustee Since June 2024

Current: Advisory Board Member, Morningstar, Inc. (since 2023); Independent Director, Claridges Trust Co. (since 2015); Advisory Board Member, Seyen Venture Capital (since 2017).

Previous: Vice-Chair, Sebold Capital Management (2019 to 2023); CEO, CIO and Founder, Stafford Wells Advisors, Inc. (2008 to 2019).

None.

* The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

Mr. Seger, Interested Trustee, resigned as a Trustee of the Trust effective June 28, 2024. All references to Mr. Seger as a Trustee of the Trust are hereby deleted in their entirety from the SAI.

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The following information replaces similar information to the Trustee Qualifications section found on page 13 of the SAI:

Martin A. Burns - Mr. Burns has over 40 years of financial services expertise in consumer and commercial banking and the domestic and global pooled investment industries. His experiences include executive operations management, valuation and distribution practices, regulatory implementation and compliance, cybersecurity, and industry advocacy for registered investment companies. Mr. Burns was selected to serve as a Trustee based primarily on his considerable knowledge of the mutual fund industry, including the regulatory framework under which the Trust must operate.

Ira P. Cohen – Mr. Cohen has over 43 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 29 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting.

Susan J. Templeton – Ms. Templeton has over 40 years of experience in the financial services industry, including extensive experience in executive management roles relating to the operations of mutual funds and similar products. She was selected to serve as a Trustee of the Trust based primarily on her broad knowledge of various types of investments and of mutual fund operations.

Mr. Seger, Interested Trustee, resigned as a Trustee of the Trust effective June 28, 2024. All references to Mr. Seger as a Trustee of the Trust are hereby deleted in their entirety from the SAI.

The following information replaces similar information in the Officers of the Trust table found on page 14 of the SAI:

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, 48 Principal Executive Officer and President Since March 2022 Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
Carol J. Highsmith, 59 Vice President Since August 2008 Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Jared D. Lahman, 38 AML Officer since March 2023

Current: Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (since September 2023).

Previous: Senior Compliance Analyst, Northern Lights Compliance Services, LLC (January 2019 to September 2023).

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Zachary P. Richmond, 44 Principal Financial Officer and Treasurer Since September 2021

Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).

Previous: Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to February 2019).

Michael Wittke, 53 Chief Compliance Officer Since July 2024

Current: Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since June 2024).

Previous: Chief Compliance Officer, Southeastern Asset Management, Inc. (March 2002 – May 2024).

* The address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

** As of the date of this SAI, the Trust consists of 15 series.

The following table replaces a similar table regarding Trustee beneficial ownership information found on page 14 of the SAI:

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2023 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
Martin A. Burns	A	A
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Susan J. Templeton	A	A

Mr. Seger, Interested Trustee, resigned as a Trustee of the Trust effective June 28, 2024. All references to Mr. Seger as a Trustee of the Trust are hereby deleted in their entirety from the SAI.

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The following table replaces a similar table regarding estimates of annual compensation to be paid to the Trustees found on page 15 of the SAI:

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Martin A. Burns**	$3,300	$0	$0	$49,500
Ira P. Cohen ***	$3,433	$0	$0	$51,500
Andrea N. Mullins ****	$3,433	$0	$0	$51,500
Susan J. Templeton**	$3,300	$0	$0	$49,500

* As of the date of this SAI, the Trust consists of 15 series. Each series, including the Fund, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust. Effective January 1, 2022, each Independent Trustee receives annual base compensation of $3,300 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board.

** Mr. Burns and Ms. Templeton became trustees on June 27, 2024.

The following paragraph replaces similar disclosure regarding the personnel of the Administrator under the heading “Administrator and Fund Accountant” found on page 37 of the SAI:

Administrator and Fund Accountant

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator and fund accountant to the Fund, pursuant to a Master Services Agreement. Ultimus is the parent company of the Distributor. The officers of the Trust are members of management and/or employees of the Distributor, Ultimus, or NLCS (defined below).

The following paragraph replaces similar disclosure under the heading “Legal Counsel” found on page 38 of the SAI:

Legal Counsel

DLA Piper LLP (US), located at One Atlantic Center, 1201 West Peachtree Street, Suite 2900, Atlanta, GA 30309-3800, serves as legal counsel to the Trust and Fund.

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This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 21, 2024, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain a free copy of the Prospectus or Statement of Additional Information without charge by calling the Fund at (844) 988-6273.

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